JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 97.0%
Australia — 2.7%
CSL Ltd.	4,077	845,250
IDP Education Ltd.	28,523	496,448

		1,341,698

Brazil — 1.1%
Magazine Luiza SA	118,850	545,658

Canada — 4.4%
Canadian National Railway Co.	5,763	583,713
Canadian Pacific Railway Ltd.	1,944	653,154
Shopify, Inc., Class A*	875	954,060

		2,190,927

China — 15.8%
Alibaba Group Holding Ltd.*	75,428	2,393,672
Bilibili, Inc., ADR*	4,327	492,802
Meituan Dianping, Class B*(a)	23,500	1,083,571
Tencent Holdings Ltd.	27,700	2,468,162
Weimob, Inc.*(a)	248,000	709,657
Wuxi Biologics Cayman, Inc.*(a)	54,000	756,104

		7,903,968

Denmark — 4.5%
Genmab A/S*	1,566	623,495
Novo Nordisk A/S, Class B	14,143	985,318
Orsted A/S(a)	3,516	667,783

		2,276,596

Finland — 1.1%
Kone OYJ, Class B	6,800	534,787

France — 4.6%
L’Oreal SA	2,693	947,398
LVMH Moet Hennessy Louis Vuitton SE	2,213	1,337,970

		2,285,368

Germany — 8.0%
adidas AG*	2,301	729,599
Delivery Hero SE*(a)	5,394	819,267
Sartorius AG (Preference)	1,215	603,972
Symrise AG	4,988	620,725
Vonovia SE	7,675	512,460
Zalando SE*(a)	6,470	741,857

		4,027,880

Hong Kong — 5.7%
AIA Group Ltd.	97,000	1,169,505
Hong Kong Exchanges & Clearing Ltd.	17,200	1,099,634
Techtronic Industries Co. Ltd.	39,500	590,066

		2,859,205

India — 1.3%
HDFC Bank Ltd., ADR*	8,894	641,257

Indonesia — 1.3%
Bank Central Asia Tbk. PT	268,100	644,816

Japan — 10.0%
Daikin Industries Ltd.	3,000	633,397
Hoya Corp.	6,100	780,519
Keyence Corp.	2,200	1,181,139
SMC Corp.	800	484,130
Sony Corp.	12,500	1,196,408
Sysmex Corp.	6,300	734,973

		5,010,566

Netherlands — 5.9%
Adyen NV*(a)	370	772,940
Argenx SE*	1,673	487,842
Argenx SE*	115	33,128
ASML Holding NV	3,114	1,662,421

		2,956,331

New Zealand — 0.0%(b)
Xero Ltd.*	238	23,478

Poland — 0.6%
InPost SA*	12,498	300,306

South Korea — 1.2%
LG Chem Ltd.	734	598,689

Spain — 1.1%
Cellnex Telecom SA(a)	9,229	540,670

Sweden — 2.5%
Assa Abloy AB, Class B	23,713	586,465
Atlas Copco AB, Class A	12,069	654,783

		1,241,248

Switzerland — 6.3%
Lonza Group AG (Registered)	1,145	731,311
Nestle SA (Registered)	15,744	1,764,849
Straumann Holding AG (Registered)	579	641,780

		3,137,940

Taiwan — 7.0%
Sea Ltd., ADR*	3,805	824,581
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,228	2,701,147

		3,525,728

United Kingdom — 9.7%
Diageo plc	22,828	916,480
InterContinental Hotels Group plc*	8,400	517,501
Intertek Group plc	6,669	502,264
Linde plc	2,516	614,354
London Stock Exchange Group plc	6,848	812,961
Reckitt Benckiser Group plc	7,860	666,358
RELX plc	33,347	832,432

		4,862,350

United States — 2.2%
EPAM Systems, Inc.*	1,672	575,887
Spotify Technology SA*	1,706	537,390

		1,113,277

TOTAL COMMON STOCKS (Cost $38,917,185)		48,562,743

Total Investments — 97.0% (Cost $38,917,185)		48,562,743
Other Assets Less Liabilities — 3.0%		1,507,957

Net Assets — 100.0%		50,070,700

Percentages indicated are based on net assets.

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet & Direct Marketing Retail	10.4%
Semiconductors & Semiconductor Equipment	9.0
Health Care Equipment & Supplies	5.7
Interactive Media & Services	5.1
IT Services	4.7
Machinery	4.7
Textiles, Apparel & Luxury Goods	4.3
Biotechnology	4.1
Capital Markets	3.9
Entertainment	3.8
Chemicals	3.8
Food Products	3.6
Life Sciences Tools & Services	3.1
Professional Services	2.7
Banks	2.6
Road & Rail	2.5
Building Products	2.5
Household Durables	2.5
Electronic Equipment, Instruments & Components	2.4
Insurance	2.4
Pharmaceuticals	2.0
Personal Products	2.0
Beverages	1.9
Software	1.5
Electric Utilities	1.4
Household Products	1.4
Multiline Retail	1.1
Diversified Telecommunication Services	1.1
Hotels, Restaurants & Leisure	1.1
Real Estate Management & Development	1.1
Diversified Consumer Services	1.0
Air Freight & Logistics	0.6

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,341,698	$—	$1,341,698
Brazil	545,658	—	—	545,658
Canada	2,190,927	—	—	2,190,927
China	2,886,474	5,017,494	—	7,903,968
Denmark	—	2,276,596	—	2,276,596
Finland	—	534,787	—	534,787
France	—	2,285,368	—	2,285,368
Germany	—	4,027,880	—	4,027,880
Hong Kong	—	2,859,205	—	2,859,205
India	641,257	—	—	641,257
Indonesia	—	644,816	—	644,816
Japan	—	5,010,566	—	5,010,566
Netherlands	—	2,956,331	—	2,956,331
New Zealand	—	23,478	—	23,478
Poland	300,306	—	—	300,306
South Korea	—	598,689	—	598,689
Spain	—	540,670	—	540,670
Sweden	—	1,241,248	—	1,241,248
Switzerland	—	3,137,940	—	3,137,940
Taiwan	3,525,728	—	—	3,525,728
United Kingdom	—	4,862,350	—	4,862,350
United States	1,113,277	—	—	1,113,277

Total Common Stocks	11,203,627	37,359,116	—	48,562,743

Total Investments in Securities	$11,203,627	$37,359,116	$—	$48,562,743

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund(a)	$469,916	$7	$469,923	$—	$—	$—	—	$4	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.